UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

November 30, 2018

SCE-QTLY-0119
1.870937.110

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Intelsat SA (a)	82,270	$2,046,055
Ooma, Inc. (a)	10,255	153,210
Vonage Holdings Corp. (a)	100,294	1,062,113
		3,261,378
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A	21,348	291,400
Glu Mobile, Inc. (a)	240,459	1,781,801
Pandora Media, Inc. (a)	2,869	24,932
Rosetta Stone, Inc. (a)	13,416	224,181
World Wrestling Entertainment, Inc. Class A	29,709	2,197,278
		4,519,592
Interactive Media & Services - 1.3%
Care.com, Inc. (a)	26,797	480,202
DHI Group, Inc. (a)	62,914	111,358
Liberty TripAdvisor Holdings, Inc. (a)	225,643	4,293,986
MeetMe, Inc. (a)	114,543	461,608
Travelzoo, Inc. (a)	2,493	22,487
Yelp, Inc. (a)	115,754	3,897,437
		9,267,078
Media - 0.1%
A.H. Belo Corp. Class A	8,655	39,121
Entravision Communication Corp. Class A	4,584	14,806
New Media Investment Group, Inc.	17,696	233,587
Sinclair Broadcast Group, Inc. Class A	13,171	414,228
Tegna, Inc.	17,764	236,084
The McClatchy Co. Class A (a)(b)	5,222	33,369
		971,195
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)	11,408	61,717

TOTAL COMMUNICATION SERVICES		18,080,960

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	327,720	4,080,114
Cooper-Standard Holding, Inc. (a)	16,957	1,239,896
Stoneridge, Inc. (a)	12,928	345,824
Tenneco, Inc.	119,853	4,045,039
Tower International, Inc.	4,415	124,150
		9,835,023
Distributors - 0.4%
Core-Mark Holding Co., Inc.	116,214	3,054,104
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	6,880	217,683
Chegg, Inc. (a)	54,606	1,526,238
K12, Inc. (a)	128,020	3,054,557
		4,798,478
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	30,747	601,104
Brinker International, Inc.	10,998	561,778
Jack in the Box, Inc.	1,517	134,543
Penn National Gaming, Inc. (a)	56,537	1,250,033
		2,547,458
Household Durables - 2.5%
Bassett Furniture Industries, Inc.	9,932	208,870
Flexsteel Industries, Inc.	37,343	926,853
GoPro, Inc. Class A (a)(b)	69,315	352,120
Helen of Troy Ltd. (a)	36,128	5,167,388
iRobot Corp. (a)	292	27,857
KB Home	164,000	3,462,040
La-Z-Boy, Inc.	128,488	3,755,704
Taylor Morrison Home Corp. (a)	233,429	3,947,284
		17,848,116
Internet & Direct Marketing Retail - 1.1%
Etsy, Inc. (a)	93,936	5,076,301
Shutterfly, Inc. (a)(b)	58,724	2,935,613
		8,011,914
Leisure Products - 0.7%
Johnson Outdoors, Inc. Class A	40,290	2,872,677
MCBC Holdings, Inc. (a)	83,357	2,159,780
		5,032,457
Specialty Retail - 3.5%
Aaron's, Inc. Class A	59,312	2,775,802
Abercrombie & Fitch Co. Class A	43,634	912,387
Bed Bath & Beyond, Inc.	4,451	57,329
Citi Trends, Inc.	5,213	106,867
Conn's, Inc. (a)(b)	43,605	1,217,016
DSW, Inc. Class A	102,369	2,839,716
Express, Inc. (a)	217,950	1,360,008
Genesco, Inc. (a)	26,519	1,107,433
Group 1 Automotive, Inc.	7,709	433,246
Haverty Furniture Companies, Inc.	43,265	886,500
Hibbett Sports, Inc. (a)(b)	51,133	792,050
Office Depot, Inc.	1,157,813	3,739,736
Sally Beauty Holdings, Inc. (a)	21,262	448,841
Shoe Carnival, Inc. (b)	33,194	1,259,048
Signet Jewelers Ltd.	71,190	3,751,713
Tailored Brands, Inc. (b)	152,642	3,495,502
Tilly's, Inc.	17,068	196,453
		25,379,647
Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc. (a)	164,558	4,574,712
Deckers Outdoor Corp. (a)	39,938	5,321,339
Fossil Group, Inc. (a)(b)	205,019	3,963,017
Movado Group, Inc.	99,431	3,742,583
Oxford Industries, Inc.	1,999	160,700
Rocky Brands, Inc.	9,502	246,007
Vera Bradley, Inc. (a)	10,330	113,837
		18,122,195

TOTAL CONSUMER DISCRETIONARY		94,629,392

CONSUMER STAPLES - 3.0%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	15,461	4,244,663
Food & Staples Retailing - 1.1%
Ingles Markets, Inc. Class A	73,053	2,125,112
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,748	809,220
SpartanNash Co.	55,352	1,037,850
United Natural Foods, Inc. (a)(b)	119,460	2,581,531
Village Super Market, Inc. Class A	8,470	231,146
Weis Markets, Inc.	16,000	732,800
		7,517,659
Personal Products - 1.3%
Edgewell Personal Care Co. (a)	35,418	1,480,472
MediFast, Inc.	22,579	3,352,982
USANA Health Sciences, Inc. (a)	35,937	4,397,970
		9,231,424
Tobacco - 0.0%
Turning Point Brands, Inc.	7,176	213,845

TOTAL CONSUMER STAPLES		21,207,591

ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Archrock, Inc.	52,186	532,297
Dawson Geophysical Co.	3,606	13,414
Frank's International NV (a)	30,178	221,808
Helix Energy Solutions Group, Inc. (a)	75,333	617,731
Mammoth Energy Services, Inc.	4,116	103,559
Matrix Service Co. (a)	62,254	1,272,472
McDermott International, Inc. (a)(b)	7,456	64,942
Noble Corp. (a)	25,090	104,625
PHI, Inc. (non-vtg.) (a)	958	3,382
SEACOR Holdings, Inc. (a)	14,429	599,381
		3,533,611
Oil, Gas & Consumable Fuels - 3.1%
Adams Resources & Energy, Inc.	3,701	149,891
Amyris, Inc. (a)(b)	22,179	109,564
Arch Coal, Inc.	33,267	2,703,609
CONSOL Energy, Inc. (a)	798	27,419
CVR Energy, Inc.	95,009	3,585,640
Delek U.S. Holdings, Inc.	99,014	3,939,767
Denbury Resources, Inc. (a)	52,737	119,186
Gulfport Energy Corp. (a)	132,744	1,130,979
Oasis Petroleum, Inc. (a)	1,886	13,466
Overseas Shipholding Group, Inc. (a)	221,685	474,406
Peabody Energy Corp.	130,252	4,056,047
Renewable Energy Group, Inc. (a)(b)	19,570	527,412
Southwestern Energy Co. (a)	466,881	2,250,366
W&T Offshore, Inc. (a)(b)	505,654	2,937,850
		22,025,602

TOTAL ENERGY		25,559,213

FINANCIALS - 16.8%
Banks - 6.8%
1st Source Corp.	4,445	214,960
BancFirst Corp.	66,342	3,703,210
Banner Corp.	2,904	174,240
BayCom Corp.	1,078	24,913
Cambridge Bancorp (b)	1,884	164,737
Capital City Bank Group, Inc.	1,769	47,621
Cathay General Bancorp	121,955	4,825,759
Chemical Financial Corp.	2,647	124,938
Codorus Valley Bancorp, Inc.	936	22,473
Community Bank System, Inc.	4,778	313,723
Community Trust Bancorp, Inc.	8,368	386,685
Fidelity Southern Corp.	27,478	652,053
Financial Institutions, Inc.	18,851	567,038
First Bancorp, North Carolina	7,331	293,387
First Bancorp, Puerto Rico	484,560	4,385,268
First Financial Bankshares, Inc. (b)	13,037	854,184
First Interstate Bancsystem, Inc.	56,557	2,456,271
First Mid-Illinois Bancshares, Inc.	1,586	58,730
First Savings Financial Group, Inc.	615	35,252
Fulton Financial Corp.	276,683	4,817,051
Great Southern Bancorp, Inc.	28,536	1,548,934
Great Western Bancorp, Inc.	6,618	246,984
Hancock Whitney Corp.	110,449	4,442,259
Hilltop Holdings, Inc.	23,607	461,281
Hope Bancorp, Inc.	10,312	156,742
IBERIABANK Corp.	66,549	4,974,538
International Bancshares Corp.	101,874	3,910,943
Investors Bancorp, Inc.	179,560	2,204,997
Lakeland Financial Corp.	1,424	65,931
LegacyTexas Financial Group, Inc.	3,079	119,496
MB Financial, Inc.	455	20,875
MidWestOne Financial Group, Inc.	629	18,077
MVB Financial Corp.	2,294	43,127
Northeast Bancorp	1,939	36,104
OFG Bancorp	106,125	1,929,353
Old National Bancorp, Indiana	38,544	721,929
Peapack-Gladstone Financial Corp.	7,496	214,461
Renasant Corp.	14,933	545,801
Republic Bancorp, Inc., Kentucky Class A	6,483	280,519
Sierra Bancorp	14,052	399,077
TowneBank	18,468	528,369
UMB Financial Corp.	16,647	1,126,502
WesBanco, Inc.	15,681	681,810
		48,800,602
Capital Markets - 2.6%
Artisan Partners Asset Management, Inc.	96,835	2,636,817
Blucora, Inc. (a)	102,507	3,173,617
Houlihan Lokey	18,346	776,036
INTL FCStone, Inc. (a)	68,587	2,672,150
Moelis & Co. Class A	32,564	1,316,237
Oppenheimer Holdings, Inc. Class A (non-vtg.)	37,573	1,071,206
Piper Jaffray Companies	34,409	2,455,770
Waddell & Reed Financial, Inc. Class A (b)	216,814	4,414,333
		18,516,166
Consumer Finance - 1.3%
CURO Group Holdings Corp. (a)	115,030	1,533,350
Enova International, Inc. (a)	146,256	3,238,108
Green Dot Corp. Class A (a)	14,577	1,214,847
Nelnet, Inc. Class A	57,944	3,155,051
		9,141,356
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	32,397	564,680
Marlin Business Services Corp.	35,723	907,364
On Deck Capital, Inc. (a)	61,396	481,345
		1,953,389
Insurance - 1.6%
Fednat Holding Co.	27,055	591,963
Genworth Financial, Inc. Class A (a)	3,312	15,434
Health Insurance Innovations, Inc. (a)(b)	64,124	2,361,046
James River Group Holdings Ltd.	2,258	85,939
Kemper Corp.	40,125	3,053,513
National General Holdings Corp.	68,339	1,814,400
Primerica, Inc.	646	76,796
Selective Insurance Group, Inc.	26,001	1,725,686
Universal Insurance Holdings, Inc.	47,764	2,096,362
		11,821,139
Mortgage Real Estate Investment Trusts - 0.8%
Cherry Hill Mortgage Investment Corp.	61,104	1,161,587
Exantas Capital Corp.	4,600	51,382
Ladder Capital Corp. Class A	235,886	4,163,388
ZAIS Financial Corp.	6,236	92,916
		5,469,273
Real Estate Management & Development - 0.4%
The RMR Group, Inc.	49,955	3,229,091
Thrifts & Mortgage Finance - 3.0%
Essent Group Ltd. (a)	130,691	5,039,445
Farmer Mac Class C (non-vtg.)	13,742	907,797
First Defiance Financial Corp.	11,912	335,680
LendingTree, Inc. (a)(b)	17,365	4,520,804
Northwest Bancshares, Inc.	188,237	3,375,089
Radian Group, Inc.	120,402	2,215,397
Southern Missouri Bancorp, Inc.	966	35,095
Walker & Dunlop, Inc.	84,381	3,985,315
Waterstone Financial, Inc.	57,199	958,655
		21,373,277

TOTAL FINANCIALS		120,304,293

HEALTH CARE - 16.8%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	17,046	324,897
Acceleron Pharma, Inc. (a)(b)	6,778	358,760
Achillion Pharmaceuticals, Inc. (a)	8,275	23,915
Acorda Therapeutics, Inc. (a)	38,418	784,880
Adverum Biotechnologies, Inc. (a)	71,294	255,945
Agenus, Inc. (a)	17,562	42,324
Aimmune Therapeutics, Inc. (a)	1,618	38,428
Akebia Therapeutics, Inc. (a)	40,606	328,096
AMAG Pharmaceuticals, Inc. (a)(b)	32,751	591,156
Amicus Therapeutics, Inc. (a)(b)	36,851	406,835
AnaptysBio, Inc. (a)	1,772	132,156
Arbutus Biopharma Corp. (a)(b)	59,552	259,647
Ardelyx, Inc. (a)	128,918	350,657
Arena Pharmaceuticals, Inc. (a)	9,178	376,390
ArQule, Inc. (a)	27,880	103,435
Array BioPharma, Inc. (a)	102,414	1,631,455
Arrowhead Pharmaceuticals, Inc. (a)(b)	11,134	161,666
Atara Biotherapeutics, Inc. (a)(b)	5,930	236,904
Bellicum Pharmaceuticals, Inc. (a)	47,827	218,569
Blueprint Medicines Corp. (a)	8,197	470,262
Catalyst Biosciences, Inc. (a)(b)	10,377	110,826
ChemoCentryx, Inc. (a)	33,952	341,218
Chimerix, Inc. (a)	124,343	409,088
Clovis Oncology, Inc. (a)	3,260	56,105
Concert Pharmaceuticals, Inc. (a)	4,559	65,330
CTI BioPharma Corp. (a)	52,428	88,079
CytomX Therapeutics, Inc. (a)	36,722	506,764
Eagle Pharmaceuticals, Inc. (a)	1,341	67,586
Editas Medicine, Inc. (a)	4,010	124,952
Emergent BioSolutions, Inc. (a)	25,219	1,836,952
Enanta Pharmaceuticals, Inc. (a)	10,924	864,525
Esperion Therapeutics, Inc. (a)	1,135	60,337
Fate Therapeutics, Inc. (a)(b)	22,228	341,422
FibroGen, Inc. (a)	19,358	839,363
Five Prime Therapeutics, Inc. (a)	3,125	40,125
Genomic Health, Inc. (a)	16,241	1,283,851
Global Blood Therapeutics, Inc. (a)(b)	6,638	209,363
GTx, Inc. (a)(b)	101,683	147,440
Halozyme Therapeutics, Inc. (a)	68,753	1,135,112
Heron Therapeutics, Inc. (a)	11,555	331,975
Immunomedics, Inc. (a)(b)	30,649	615,738
Inovio Pharmaceuticals, Inc. (a)	13,263	70,957
Insmed, Inc. (a)	6,978	124,976
Intercept Pharmaceuticals, Inc. (a)(b)	4,607	510,962
Invitae Corp. (a)	20,254	282,138
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	74,123	1,024,380
Karyopharm Therapeutics, Inc. (a)	3,340	34,736
Kindred Biosciences, Inc. (a)	12,381	168,382
Kura Oncology, Inc. (a)(b)	9,890	125,603
Ligand Pharmaceuticals, Inc. Class B (a)(b)	5,110	806,205
Loxo Oncology, Inc. (a)	11,720	1,645,722
Madrigal Pharmaceuticals, Inc. (a)(b)	539	62,335
Myriad Genetics, Inc. (a)	36,836	1,187,593
Natera, Inc. (a)	24,837	430,177
NewLink Genetics Corp. (a)	148,417	280,508
Novavax, Inc. (a)(b)	426,473	882,799
Opko Health, Inc. (a)	18,859	70,533
Palatin Technologies, Inc. (a)(b)	420,398	340,270
PDL BioPharma, Inc. (a)(b)	149,910	460,224
Pfenex, Inc. (a)	22,987	95,166
Pieris Pharmaceuticals, Inc. (a)	48,046	162,876
Portola Pharmaceuticals, Inc. (a)(b)	5,789	126,490
Prothena Corp. PLC (a)(b)	25,665	308,237
PTC Therapeutics, Inc. (a)	28,879	1,025,782
REGENXBIO, Inc. (a)	5,785	346,579
Repligen Corp. (a)(b)	8,234	532,493
Retrophin, Inc. (a)	15,986	392,296
Sangamo Therapeutics, Inc. (a)(b)	9,760	120,731
Spark Therapeutics, Inc. (a)	3,543	149,267
TG Therapeutics, Inc. (a)(b)	33,358	168,124
Ultragenyx Pharmaceutical, Inc. (a)	13,033	699,481
Vanda Pharmaceuticals, Inc. (a)	39,450	987,828
Veracyte, Inc. (a)	37,610	460,346
Verastem, Inc. (a)(b)	31,536	160,834
Vericel Corp. (a)	19,297	339,241
Vital Therapies, Inc. (a)	231,165	73,141
Voyager Therapeutics, Inc. (a)	13,167	150,104
Xencor, Inc. (a)	7,489	314,613
XOMA Corp. (b)	14,907	224,052
XOMA Corp. rights 12/14/18 (a)(b)	2,014	4,088
Zafgen, Inc. (a)	49,538	249,672
		32,172,469
Health Care Equipment & Supplies - 4.0%
Angiodynamics, Inc. (a)	185,412	3,984,504
CONMED Corp.	4,050	275,238
Haemonetics Corp. (a)	52,927	5,677,997
Integer Holdings Corp. (a)	25,424	2,252,058
IntriCon Corp. (a)	2,831	98,038
LivaNova PLC (a)	21,801	2,206,043
Meridian Bioscience, Inc.	213,443	4,042,610
Novocure Ltd. (a)	9,595	329,300
Orthofix International NV (a)	69,575	4,191,894
RTI Biologics, Inc. (a)	3,814	15,904
Staar Surgical Co. (a)	28,385	1,078,914
SurModics, Inc. (a)	58,460	3,542,091
Tandem Diabetes Care, Inc. (a)	26,795	986,592
		28,681,183
Health Care Providers & Services - 5.0%
Amedisys, Inc. (a)	37,836	5,155,155
American Renal Associates Holdings, Inc. (a)	6,877	114,089
Civitas Solutions, Inc. (a)	24,751	343,544
Corvel Corp. (a)	41,444	2,888,647
G1 Therapeutics, Inc. (a)	10,292	393,463
Magellan Health Services, Inc. (a)	23,078	1,258,213
National Healthcare Corp.	50,753	4,235,338
National Research Corp. Class A	2,707	107,928
Patterson Companies, Inc. (b)	178,699	4,533,594
Providence Service Corp.	42,991	3,044,193
R1 RCM, Inc. (a)	40,123	367,527
RadNet, Inc. (a)	241,936	3,118,555
Select Medical Holdings Corp. (a)	125,964	2,441,182
Surgery Partners, Inc. (a)	9,633	138,234
Tenet Healthcare Corp. (a)	52,744	1,375,036
The Ensign Group, Inc.	3,380	153,351
Tivity Health, Inc. (a)(b)	110,911	4,542,915
Triple-S Management Corp. (a)	76,846	1,466,222
U.S. Physical Therapy, Inc.	2,946	350,545
		36,027,731
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	427,883	4,368,685
HealthStream, Inc.	44,346	1,092,685
HMS Holdings Corp. (a)	135,738	4,851,276
Nextgen Healthcare, Inc. (a)	219,620	3,854,331
		14,166,977
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	4,214	201,556
Luminex Corp.	31,046	911,821
Medpace Holdings, Inc. (a)	14,605	904,196
Nanostring Technologies, Inc. (a)	6,652	114,880
Syneos Health, Inc. (a)	14,747	762,715
		2,895,168
Pharmaceuticals - 0.9%
Aerie Pharmaceuticals, Inc. (a)	3,815	152,180
Amneal Pharmaceuticals, Inc. (a)(b)	12,298	217,798
Corcept Therapeutics, Inc. (a)(b)	8,707	121,289
Durect Corp. (a)	26,041	23,145
Endo International PLC (a)	106,751	1,284,215
Horizon Pharma PLC (a)	41,715	833,466
Innoviva, Inc. (a)	4,880	89,109
Mallinckrodt PLC (a)(b)	48,650	1,157,384
MyoKardia, Inc. (a)	5,966	370,310
Pacira Pharmaceuticals, Inc. (a)	7,079	342,128
Phibro Animal Health Corp. Class A	17,154	581,521
Prestige Brands Holdings, Inc. (a)(b)	9,323	361,919
Reata Pharmaceuticals, Inc. (a)	1,051	66,371
Supernus Pharmaceuticals, Inc. (a)	9,974	472,967
Tetraphase Pharmaceuticals, Inc. (a)	26,296	47,070
The Medicines Company (a)(b)	7,791	172,415
Zogenix, Inc. (a)(b)	6,006	246,787
		6,540,074

TOTAL HEALTH CARE		120,483,602

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.6%
AAR Corp.	80,737	3,527,400
Astronics Corp. (a)	74,466	2,417,166
Esterline Technologies Corp. (a)	2,901	344,436
Moog, Inc. Class A	56,697	4,958,153
Vectrus, Inc. (a)	11,328	274,477
		11,521,632
Building Products - 0.4%
Advanced Drain Systems, Inc. Del	34,057	928,734
CSW Industrials, Inc. (a)	933	49,421
NCI Building Systems, Inc. (a)	81,249	922,176
Quanex Building Products Corp.	8,816	139,205
Universal Forest Products, Inc.	28,429	786,346
		2,825,882
Commercial Services & Supplies - 4.1%
ACCO Brands Corp.	52,514	426,414
Brady Corp. Class A	105,149	4,580,290
Deluxe Corp.	32,273	1,624,946
Herman Miller, Inc.	130,817	4,429,464
Interface, Inc.	6,662	107,924
Kimball International, Inc. Class B	204,065	3,114,032
Knoll, Inc.	25,070	485,606
Msa Safety, Inc.	16,582	1,807,272
Pitney Bowes, Inc.	325,811	2,749,845
Quad/Graphics, Inc.	155,281	2,543,503
SP Plus Corp. (a)	19,407	588,226
Steelcase, Inc. Class A	257,702	4,174,772
Tetra Tech, Inc.	24,411	1,488,095
UniFirst Corp.	4,965	766,646
VSE Corp.	12,926	376,534
		29,263,569
Construction & Engineering - 1.3%
Argan, Inc.	23,128	1,005,374
EMCOR Group, Inc.	72,386	5,274,044
KBR, Inc.	90,246	1,675,868
Primoris Services Corp.	45,232	1,092,353
		9,047,639
Electrical Equipment - 0.7%
EnerSys	15,257	1,333,004
Generac Holdings, Inc. (a)	52,391	2,982,096
Preformed Line Products Co.	10,948	702,424
		5,017,524
Machinery - 1.0%
Alamo Group, Inc.	326	26,996
Global Brass & Copper Holdings, Inc.	57,800	1,870,986
Gorman-Rupp Co.	6,735	225,488
Hillenbrand, Inc.	4,541	201,212
Hurco Companies, Inc.	24,633	941,227
Hyster-Yale Materials Handling Class A	20,047	1,312,477
L.B. Foster Co. Class A (a)	5,412	104,722
Woodward, Inc.	33,247	2,782,109
		7,465,217
Professional Services - 3.6%
Barrett Business Services, Inc.	24,676	1,735,957
Heidrick & Struggles International, Inc.	86,792	3,181,795
ICF International, Inc.	1,626	113,869
Insperity, Inc.	47,602	4,762,104
Kelly Services, Inc. Class A (non-vtg.)	53,794	1,232,958
Kforce, Inc.	116,275	3,684,755
Korn/Ferry International	50,697	2,482,632
Navigant Consulting, Inc.	16,086	412,123
Resources Connection, Inc.	224,522	3,780,950
TriNet Group, Inc. (a)	80,803	3,709,666
TrueBlue, Inc. (a)	34,487	870,797
		25,967,606
Road & Rail - 0.1%
ArcBest Corp.	10,721	431,627
U.S.A. Truck, Inc. (a)	6,315	129,521
Universal Logistics Holdings, Inc.	1,673	39,098
		600,246
Trading Companies & Distributors - 1.1%
BMC Stock Holdings, Inc. (a)	11,416	194,186
Kaman Corp.	10,527	597,618
Rush Enterprises, Inc. Class A	102,494	3,905,021
Systemax, Inc.	41,994	1,171,213
Triton International Ltd.	53,552	1,825,052
		7,693,090

TOTAL INDUSTRIALS		99,402,405

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.4%
ADTRAN, Inc.	1,282	15,961
Calix Networks, Inc. (a)	258,337	2,492,952
Ciena Corp. (a)	140,468	4,582,066
Communications Systems, Inc.	7,639	17,570
Comtech Telecommunications Corp.	39,166	1,000,300
Digi International, Inc. (a)	14,216	168,317
Finisar Corp. (a)	7,397	172,720
Harmonic, Inc. (a)	12,671	71,211
Infinera Corp. (a)(b)	65,582	282,658
Plantronics, Inc.	30,380	1,390,493
		10,194,248
Electronic Equipment & Components - 4.8%
Anixter International, Inc. (a)	32,751	2,094,754
Belden, Inc.	61,385	3,424,055
Benchmark Electronics, Inc.	77,912	1,857,422
Fabrinet	29,276	1,543,723
Fitbit, Inc. (a)(b)	315,273	1,737,154
Insight Enterprises, Inc. (a)	55,852	2,489,882
Kimball Electronics, Inc. (a)	83,061	1,465,196
PC Connection, Inc.	8,062	252,663
Plexus Corp. (a)	11,598	707,942
ScanSource, Inc. (a)	48,253	1,835,544
SYNNEX Corp.	50,516	4,078,662
Tech Data Corp. (a)	56,417	5,074,709
TTM Technologies, Inc. (a)(b)	234,907	2,793,044
Vishay Intertechnology, Inc.	235,691	4,914,157
		34,268,907
Internet Software & Services - 0.9%
CarGurus, Inc. Class A (a)	96,709	3,762,947
Yext, Inc. (a)	204,245	2,965,637
		6,728,584
IT Services - 4.5%
Brightcove, Inc. (a)	2,822	20,262
CACI International, Inc. Class A (a)	29,998	4,946,970
CSG Systems International, Inc.	113,466	3,979,253
EVERTEC, Inc.	158,581	4,334,019
ManTech International Corp. Class A	8,752	492,738
Maximus, Inc.	77,777	5,531,500
Presidio, Inc.	37,882	533,379
Science Applications International Corp.	64,734	4,500,308
Sykes Enterprises, Inc. (a)	138,359	3,821,476
Travelport Worldwide Ltd.	281,870	4,306,974
		32,466,879
Semiconductors & Semiconductor Equipment - 2.4%
Alpha & Omega Semiconductor Ltd. (a)	10,826	119,303
Amkor Technology, Inc. (a)	381,415	2,612,693
Cirrus Logic, Inc. (a)	102,852	3,850,779
Integrated Device Technology, Inc. (a)	28,211	1,352,435
Lattice Semiconductor Corp. (a)	132,992	779,333
Rambus, Inc. (a)	249,813	2,178,369
Rudolph Technologies, Inc. (a)	84,488	1,792,835
Synaptics, Inc. (a)(b)	107,428	4,131,681
Veeco Instruments, Inc. (a)	13,346	116,911
		16,934,339
Software - 1.6%
Altair Engineering, Inc. Class A (a)	8,746	282,583
AppFolio, Inc. (a)	1,464	89,729
Box, Inc. Class A (a)	167,688	3,150,858
CommVault Systems, Inc. (a)	33,785	1,991,288
MobileIron, Inc. (a)	10,335	50,228
Progress Software Corp.	118,882	4,179,891
QAD, Inc. Class A	9,448	400,879
SailPoint Technologies Holding, Inc. (a)	7,986	207,876
TiVo Corp.	44,934	444,847
Verint Systems, Inc. (a)	9,048	411,051
Workiva, Inc. (a)	13,271	496,468
Zedge, Inc. (a)	21,928	77,844
		11,783,542
Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf, Inc.	43,949	143,713
Immersion Corp. (a)	110,942	1,052,840
Stratasys Ltd. (a)(b)	32,700	699,453
		1,896,006

TOTAL INFORMATION TECHNOLOGY		114,272,505

MATERIALS - 5.6%
Chemicals - 2.5%
FutureFuel Corp.	155,833	2,691,236
Kraton Performance Polymers, Inc. (a)	135,410	3,547,742
Minerals Technologies, Inc.	11,380	640,466
PolyOne Corp.	79,265	2,664,889
Stepan Co.	44,416	3,589,701
Trinseo SA	62,487	3,157,468
Tronox Ltd. Class A	166,212	1,758,523
Valhi, Inc.	87,708	179,801
		18,229,826
Containers & Packaging - 0.5%
Greif, Inc.:
Class A	11,870	608,575
Class B	972	51,312
Myers Industries, Inc.	178,822	2,950,563
		3,610,450
Metals & Mining - 1.2%
Atkore International Group, Inc. (a)	172,761	3,527,780
Schnitzer Steel Industries, Inc. Class A	17,198	481,716
SunCoke Energy, Inc.	65,134	635,708
Warrior Metropolitan Coal, Inc.	153,576	3,639,751
		8,284,955
Paper & Forest Products - 1.4%
Louisiana-Pacific Corp.	193,224	4,417,101
Schweitzer-Mauduit International, Inc.	102,886	2,933,280
Verso Corp. (a)	98,629	2,487,423
		9,837,804

TOTAL MATERIALS		39,963,035

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Americold Realty Trust (b)	115,500	3,095,400
Ashford Hospitality Trust, Inc.	12,041	59,603
Braemar Hotels & Resorts, Inc.	16,213	154,024
BRT Realty Trust	1,487	16,967
Chatham Lodging Trust	6,367	127,276
Chesapeake Lodging Trust	102,098	3,019,038
Corrections Corp. of America	185,291	4,067,137
DiamondRock Hospitality Co.	190,540	2,008,292
Investors Real Estate Trust	9,372	49,953
Kite Realty Group Trust	9,000	148,590
LaSalle Hotel Properties (SBI)	14,036	449,994
New Senior Investment Group, Inc.	25,837	137,194
Pebblebrook Hotel Trust (b)	25,488	890,041
Piedmont Office Realty Trust, Inc. Class A	13,679	253,472
Preferred Apartment Communities, Inc. Class A	18,068	270,297
RLJ Lodging Trust	239,896	4,879,485
Ryman Hospitality Properties, Inc.	49,536	3,671,113
Spirit MTA REIT	5,525	53,758
Sunstone Hotel Investors, Inc.	325,535	4,967,664
The GEO Group, Inc.	26,278	610,701
Xenia Hotels & Resorts, Inc.	215,190	4,372,661
		33,302,660
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	1,286	30,530
Gyrodyne LLC (a)	346	6,228
Kennedy-Wilson Holdings, Inc.	40,343	790,319
Maui Land & Pineapple, Inc. (a)	9,425	108,670
Newmark Group, Inc.	47,749	401,092
		1,336,839

TOTAL REAL ESTATE		34,639,499

UTILITIES - 2.8%
Electric Utilities - 1.5%
Allete, Inc.	60,941	4,959,379
IDACORP, Inc.	4,639	455,735
Otter Tail Corp.	3,884	190,005
Portland General Electric Co.	110,026	5,297,752
		10,902,871
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	25,031	1,971,692
Independent Power and Renewable Electricity Producers - 0.8%
Atlantic Power Corp. (a)	150,143	328,813
NRG Yield, Inc.:
Class A	198,073	3,571,256
Class C	5,912	107,953
Pattern Energy Group, Inc.	79,021	1,634,944
		5,642,966
Multi-Utilities - 0.2%
Avista Corp.	7,169	372,931
Black Hills Corp.	6,437	426,194
NorthWestern Energy Corp.	15,494	990,996
		1,790,121

TOTAL UTILITIES		20,307,650

TOTAL COMMON STOCKS
(Cost $665,283,759)		708,850,145
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.13% 1/3/19 (c)
(Cost $723,608)	725,000	723,603
	Shares	Value

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 2.27% (d)	7,244,263	$7,245,711
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	59,954,509	59,960,505
TOTAL MONEY MARKET FUNDS
(Cost $67,203,462)		67,206,216
TOTAL INVESTMENT IN SECURITIES - 108.4%
(Cost $733,210,829)		776,779,964
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(60,364,801)
NET ASSETS - 100%		$716,415,163

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	109	Dec. 2018	$8,363,570	$210,802	$210,802

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $508,019.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,053
Fidelity Securities Lending Cash Central Fund	156,337
Total	$316,390

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$18,080,960	$18,080,960	$--	$--
Consumer Discretionary	94,629,392	94,629,392	--	--
Consumer Staples	21,207,591	21,207,591	--	--
Energy	25,559,213	25,559,213	--	--
Financials	120,304,293	120,304,293	--	--
Health Care	120,483,602	120,479,514	4,088	--
Industrials	99,402,405	99,402,405	--	--
Information Technology	114,272,505	114,272,505	--	--
Materials	39,963,035	39,963,035	--	--
Real Estate	34,639,499	34,639,499	--	--
Utilities	20,307,650	20,307,650	--	--
U.S. Government and Government Agency Obligations	723,603	--	723,603	--
Money Market Funds	67,206,216	67,206,216	--	--
Total Investments in Securities:	$776,779,964	$776,052,273	$727,691	$--
Derivative Instruments:
Assets
Futures Contracts	$210,802	$210,802	$--	$--
Total Assets	$210,802	$210,802	$--	$--
Total Derivative Instruments:	$210,802	$210,802	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019